Schedule of sensitivity analyses on actuarial assumptions variations (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Discount Rate Four Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 36
Variation	$ 3
Percentage of variation	10.00%
Discount Rate Six Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 31
Variation	$ (2)
Percentage of variation	8.00%
Salaries Increase Zero Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 32
Variation	$ (1)
Percentage of variation	3.00%
Salaries Increase Two Percent [Member]
IfrsStatementLineItems [Line Items]
Variation	$ 1
Obligation	$ 34
Percentage of variation	4.00%